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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

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1. Name and address of issuer:     VA-I Separate Account of
                                   First UNUM Life Insurance Company
                                   120 White Plains Road
                                   Tarrytown, NY 10591

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2. Name of each series or class of funds for which this notice is filed:

                                                                        N/A

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3. Investment Company Act File Number:  811-6455

   Securities Act File Number:    33-45850

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4. Last day of fiscal year for which this notice is filed:
                                                                  12-31-97

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                 [_]

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6. Data of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see Instruction A.6):

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                            - 0 -

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                                            - 0 -

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9. Number and aggregate sale price of securities sold during the fiscal year:

                                                      $     186,297
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                                      $     186,297
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction 6.7):

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12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold     $     186,297
                                                      --------------
          during the fiscal year in reliance on
          rule 24f-2 (from Item 10):


    (ii)  Aggregate price of shares issued in         +
                                                      --------------
          connection with dividend reinvestment
          plans (from Item 11. If applicable):

    (iii) Aggregate price of shares redeemed or       -      54,257
                                                      --------------
          repurchased during the fiscal year (if
          applicable):

    (iv)  Aggregate price of shares redeemed or
          repurchased and previously applied as a     +
                                                      --------------
          reduction to filing fees pursuant to
          rule 24c-2 (if applicable):

    (v)   Net Aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2[line (i), plus
          line (ii), less line (iii), plus line             132,040
          (iv)] (If applicable):                      --------------


    (vi)  Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other         =      1/3300
                                                      --------------
          applicable law or regulation (see
          instruction C.6):



    (vii) Fee due [line (i) or line (v) multiplied    $     40
                                                      --------------
          by line (vi)]:
Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository in section 3a of the Commission's Rules of Informal and Other Procedures
    (17 CFR 202.3a).                                            [_]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox
    depository:                                                 2-26-97

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                                  SIGNATURES

    This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.


    By (Signature and Title)*   /s/ PETER S. ADAMS
                                _____________________________________________
                                Peter S. Adams, Vice President
                                _____________________________________________

    Date       2-26-97
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 *Please print the name and title of the signing officer below the signature.
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